Supplement to

Calvert Social Investment Fund

Calvert World Values International Equity Fund

Calvert Capital Accumulation Fund

Calvert Social Index Fund

Calvert South Africa Fund

Calvert Large Cap Growth Fund

Calvert Income Fund

Calvert New Vision Fund

Calvert Short Duration Income Fund

Calvert Cash Reserves

Statements of Additional Information dated: January 31, 2002

Calvert Tax-Free Reserves Money Market, California Money Market

and Limited-Term Portfolios

Calvert Tax-Free Reserves Vermont and Long-Term Portfolios and

Calvert National and California Municipal Fund, Inc.

Calvert First Government Money Market Fund

Calvert Variable Series, Inc. (Calvert Portfolios)

Calvert Variable Series, Inc. (Ameritas Portfolios)

Statements of Additional Information dated: April 30, 2002

Date of Supplement: May 23, 2002

Delete the first sentence under "Independent Accountants and Custodians" and replace with the following:

KPMG L.L.P., located at 1600 Market Street, Philadelphia, Pennsylvania, 19103, has been selected by the Board of Trustees/Directors to serve as independent accountants for fiscal year 2002.